Distribution Date:	08/17/26	BBCMS Mortgage Trust 2021-C11
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C11

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC

Certificate Factor Detail	3		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo

Bond / Collateral Reconciliation - Cash Flows	6		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Balances	7				trustadministrationgroup@computershare.com

Current Mortgage Loan and Property Stratification	8-12		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Mortgage Loan Detail (Part 1)	13-16	Master Servicer	Trimont LLC
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Mortgage Loan Detail (Part 2)	17-20
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Principal Prepayment Detail	21
		Special Servicer	SCP Servicing, LLC
Historical Detail	22
			Vartan Derbedrossian	(877) 900-6272
Delinquency Loan Detail	23		465 North Halstead Street, Suite 105 | Pasadena, CA 91107 | United States
Collateral Stratification and Historical Detail	24	Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	25	Representations Reviewer
			David Rodgers	(212) 230-9090
Specially Serviced Loan Detail - Part 2	26
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	27
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	29		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	30

Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05493MAA2	0.752000%	23,677,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05493MAB0	1.974000%	33,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	05493MAC8	2.108000%	41,720,000.00	40,511,079.99	639,962.16	71,164.46	0.00	0.00	711,126.62	39,871,117.83	32.27%	30.00%
A-3	05493MAD6	2.225000%	98,671,000.00	87,552,525.70	0.00	162,336.97	0.00	0.00	162,336.97	87,552,525.70	32.27%	30.00%
A-4	05493MAE4	2.043000%	233,364,000.00	233,364,000.00	0.00	397,302.21	0.00	0.00	397,302.21	233,364,000.00	32.27%	30.00%
A-5	05493MAF1	2.322000%	261,198,000.00	261,198,000.00	0.00	505,418.13	0.00	0.00	505,418.13	261,198,000.00	32.27%	30.00%
A-S	05493MAJ3	2.536000%	86,454,000.00	86,454,000.00	0.00	182,706.12	0.00	0.00	182,706.12	86,454,000.00	22.86%	21.25%
B	05493MAK0	2.380000%	44,462,000.00	44,462,000.00	0.00	88,182.97	0.00	0.00	88,182.97	44,462,000.00	18.02%	16.75%
C	05493MAL8	2.778000%	43,227,000.00	43,227,000.00	0.00	100,070.51	0.00	0.00	100,070.51	43,227,000.00	13.31%	12.38%
D	05493MAT1	2.000000%	27,171,000.00	27,171,000.00	0.00	45,285.00	0.00	0.00	45,285.00	27,171,000.00	10.35%	9.63%
E	05493MAV6	2.000000%	23,466,000.00	23,466,000.00	0.00	39,110.00	0.00	0.00	39,110.00	23,466,000.00	7.80%	7.25%
F	05493MAX2	2.000000%	12,351,000.00	12,351,000.00	0.00	20,585.00	0.00	0.00	20,585.00	12,351,000.00	6.46%	6.00%
G	05493MAZ7	2.000000%	9,880,000.00	9,880,000.00	0.00	16,466.67	0.00	0.00	16,466.67	9,880,000.00	5.38%	5.00%
H-RR	05493MBB9	3.624528%	9,881,000.00	9,881,000.00	0.00	29,844.97	0.00	0.00	29,844.97	9,881,000.00	4.30%	4.00%
J-RR*	05493MBD5	3.624528%	39,521,799.00	39,521,799.00	0.00	115,259.80	0.00	0.00	115,259.80	39,521,799.00	0.00%	0.00%
R	05493MBF0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			988,043,799.00	919,039,404.69	639,962.16	1,773,732.81	0.00	0.00	2,413,694.97	918,399,442.53

X-A	05493MAG9	1.434663%	691,630,000.00	622,625,605.69	0.00	744,381.35	0.00	0.00	744,381.35	621,985,643.53
X-B	05493MAH7	1.068287%	174,143,000.00	174,143,000.00	0.00	155,028.85	0.00	0.00	155,028.85	174,143,000.00
X-D	05493MAM6	1.624528%	50,637,000.00	50,637,000.00	0.00	68,551.01	0.00	0.00	68,551.01	50,637,000.00
X-F	05493MAP9	1.624528%	12,351,000.00	12,351,000.00	0.00	16,720.45	0.00	0.00	16,720.45	12,351,000.00
X-G	05493MAR5	1.624528%	9,880,000.00	9,880,000.00	0.00	13,375.28	0.00	0.00	13,375.28	9,880,000.00
Notional SubTotal			938,641,000.00	869,636,605.69	0.00	998,056.94	0.00	0.00	998,056.94	868,996,643.53

Deal Distribution Total					639,962.16	2,771,789.75	0.00	0.00	3,411,751.91

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05493MAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05493MAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	05493MAC8	971.02301031	15.33945733	1.70576366	0.00000000	0.00000000	0.00000000	0.00000000	17.04522100	955.68355297
A-3	05493MAD6	887.31770936	0.00000000	1.64523487	0.00000000	0.00000000	0.00000000	0.00000000	1.64523487	887.31770936
A-4	05493MAE4	1,000.00000000	0.00000000	1.70250000	0.00000000	0.00000000	0.00000000	0.00000000	1.70250000	1,000.00000000
A-5	05493MAF1	1,000.00000000	0.00000000	1.93500000	0.00000000	0.00000000	0.00000000	0.00000000	1.93500000	1,000.00000000
A-S	05493MAJ3	1,000.00000000	0.00000000	2.11333333	0.00000000	0.00000000	0.00000000	0.00000000	2.11333333	1,000.00000000
B	05493MAK0	1,000.00000000	0.00000000	1.98333341	0.00000000	0.00000000	0.00000000	0.00000000	1.98333341	1,000.00000000
C	05493MAL8	1,000.00000000	0.00000000	2.31500012	0.00000000	0.00000000	0.00000000	0.00000000	2.31500012	1,000.00000000
D	05493MAT1	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
E	05493MAV6	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05493MAX2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
G	05493MAZ7	1,000.00000000	0.00000000	1.66666700	0.00000000	0.00000000	0.00000000	0.00000000	1.66666700	1,000.00000000
H-RR	05493MBB9	1,000.00000000	0.00000000	3.02044024	0.00000000	0.00000000	0.00000000	0.00000000	3.02044024	1,000.00000000
J-RR	05493MBD5	1,000.00000000	0.00000000	2.91636016	0.10407952	2.75731629	0.00000000	0.00000000	2.91636016	1,000.00000000
R	05493MBF0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05493MAG9	900.22932159	0.00000000	1.07627106	0.00000000	0.00000000	0.00000000	0.00000000	1.07627106	899.30402604
X-B	05493MAH7	1,000.00000000	0.00000000	0.89023877	0.00000000	0.00000000	0.00000000	0.00000000	0.89023877	1,000.00000000
X-D	05493MAM6	1,000.00000000	0.00000000	1.35377313	0.00000000	0.00000000	0.00000000	0.00000000	1.35377313	1,000.00000000
X-F	05493MAP9	1,000.00000000	0.00000000	1.35377297	0.00000000	0.00000000	0.00000000	0.00000000	1.35377297	1,000.00000000
X-G	05493MAR5	1,000.00000000	0.00000000	1.35377328	0.00000000	0.00000000	0.00000000	0.00000000	1.35377328	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	71,164.46	0.00	71,164.46	0.00	0.00	0.00	71,164.46	0.00
A-3	07/01/26 - 07/30/26	30	0.00	162,336.97	0.00	162,336.97	0.00	0.00	0.00	162,336.97	0.00
A-4	07/01/26 - 07/30/26	30	0.00	397,302.21	0.00	397,302.21	0.00	0.00	0.00	397,302.21	0.00
A-5	07/01/26 - 07/30/26	30	0.00	505,418.13	0.00	505,418.13	0.00	0.00	0.00	505,418.13	0.00
X-A	07/01/26 - 07/30/26	30	0.00	744,381.35	0.00	744,381.35	0.00	0.00	0.00	744,381.35	0.00
X-B	07/01/26 - 07/30/26	30	0.00	155,028.85	0.00	155,028.85	0.00	0.00	0.00	155,028.85	0.00
X-D	07/01/26 - 07/30/26	30	0.00	68,551.01	0.00	68,551.01	0.00	0.00	0.00	68,551.01	0.00
X-F	07/01/26 - 07/30/26	30	0.00	16,720.45	0.00	16,720.45	0.00	0.00	0.00	16,720.45	0.00
X-G	07/01/26 - 07/30/26	30	0.00	13,375.28	0.00	13,375.28	0.00	0.00	0.00	13,375.28	0.00
A-S	07/01/26 - 07/30/26	30	0.00	182,706.12	0.00	182,706.12	0.00	0.00	0.00	182,706.12	0.00
B	07/01/26 - 07/30/26	30	0.00	88,182.97	0.00	88,182.97	0.00	0.00	0.00	88,182.97	0.00
C	07/01/26 - 07/30/26	30	0.00	100,070.51	0.00	100,070.51	0.00	0.00	0.00	100,070.51	0.00
D	07/01/26 - 07/30/26	30	0.00	45,285.00	0.00	45,285.00	0.00	0.00	0.00	45,285.00	0.00
E	07/01/26 - 07/30/26	30	0.00	39,110.00	0.00	39,110.00	0.00	0.00	0.00	39,110.00	0.00
F	07/01/26 - 07/30/26	30	0.00	20,585.00	0.00	20,585.00	0.00	0.00	0.00	20,585.00	0.00
G	07/01/26 - 07/30/26	30	0.00	16,466.67	0.00	16,466.67	0.00	0.00	0.00	16,466.67	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	29,844.97	0.00	29,844.97	0.00	0.00	0.00	29,844.97	0.00
J-RR	07/01/26 - 07/30/26	30	104,544.92	119,373.21	0.00	119,373.21	4,113.41	0.00	0.00	115,259.80	108,974.10
Totals			104,544.92	2,775,903.16	0.00	2,775,903.16	4,113.41	0.00	0.00	2,771,789.75	108,974.10

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	3,411,751.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,799,579.07	Master Servicing Fee	16,185.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,677.12
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	395.70
ARD Interest	0.00	Operating Advisor Fee	930.22
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	197.85
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,799,579.07	Total Fees	23,675.93

Principal		Expenses/Reimbursements
Scheduled Principal	639,962.16	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	613.41
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	639,962.16	Total Expenses/Reimbursements	4,113.41

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,771,789.75
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	639,962.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,411,751.91
Total Funds Collected	3,439,541.23	Total Funds Distributed	3,439,541.25

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	919,039,405.12	919,039,405.12	Beginning Certificate Balance	919,039,404.69
(-) Scheduled Principal Collections	639,962.16	639,962.16	(-) Principal Distributions	639,962.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	918,399,442.96	918,399,442.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	919,514,138.06	919,514,138.06	Ending Certificate Balance	918,399,442.53
Ending Actual Collateral Balance	918,823,407.33	918,823,407.33

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.43)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.43)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP
4,999,999 or less	32	112,162,334.23	12.21%	56	3.8153	2.389207	1.59 or less	14	85,876,049.53	9.35%	56	4.1178	1.220385
5,000,000 to 9,999,999	30	205,482,123.49	22.37%	59	3.7088	2.610923	1.60 to 1.69	3	24,957,645.07	2.72%	59	3.6913	1.620461
10,000,000 to 19,999,999	17	228,178,511.43	24.85%	56	3.6089	2.184251	1.70 to 1.79	4	62,816,033.99	6.84%	31	2.9251	1.761513
20,000,000 to 29,999,999	7	169,470,781.90	18.45%	52	3.3840	2.832359	1.80 to 1.89	5	78,513,062.45	8.55%	60	3.6993	1.838440
30,000,000 to 39,999,999	4	135,951,970.28	14.80%	55	3.3434	2.719396	1.90 to 1.99	6	72,170,973.19	7.86%	59	3.6031	1.939032
40,000,000 or greater	1	50,000,000.00	5.44%	24	2.7247	1.761800	2.00 to 2.49	26	243,214,708.45	26.48%	56	3.5804	2.203411
Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911	2.50 to 2.99	15	131,272,850.30	14.29%	57	3.6435	2.751565
							3.00 to 3.99	11	149,224,317.12	16.25%	53	3.2613	3.544255
							4.00 or greater	7	53,200,081.23	5.79%	47	3.0459	5.159755
							Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP	Pennsylvania	6	39,183,246.75	4.27%	59	3.7258	1.804284
Arizona	7	50,446,658.89	5.49%	57	3.3953	3.017500	Puerto Rico	1	6,870,000.00	0.75%	60	3.9000	2.293600
California	20	76,368,780.59	8.32%	60	3.3478	2.971954	South Dakota	1	229,114.03	0.02%	40	4.8500	0.842600
Colorado	1	33,428.69	0.00%	40	4.8500	0.842600	Tennessee	1	482,839.55	0.05%	40	4.8500	0.842600
Connecticut	2	34,930,000.00	3.80%	61	3.3670	2.462338	Texas	10	62,209,400.23	6.77%	46	3.5735	2.448092
Florida	10	51,794,030.68	5.64%	59	3.7173	2.781680	Utah	2	16,235,123.23	1.77%	59	3.5946	2.377778
Georgia	13	69,788,288.98	7.60%	58	3.6470	2.898196	Virginia	1	349,348.09	0.04%	40	4.8500	0.842600
Illinois	11	43,482,162.94	4.73%	59	3.7291	1.927273	Washington	1	2,100,081.23	0.23%	60	3.1400	4.705000
Iowa	2	563,405.74	0.06%	40	4.8500	0.842600	Wisconsin	1	32,951,970.28	3.59%	59	3.5700	2.845200
Kansas	6	8,728,590.77	0.95%	43	3.4774	2.017527	Wyoming	6	3,055,262.10	0.33%	40	4.8500	0.842600
Louisiana	1	305,523.15	0.03%	40	4.8500	0.842600	Totals	167	918,399,442.96	100.00%	54	3.5373	2.476911
Maryland	3	16,840,037.58	1.83%	60	3.6895	2.357683
									Property Type³
Michigan	4	40,932,268.31	4.46%	59	3.7109	2.128265
Minnesota	1	62,292.08	0.01%	40	4.8500	0.842600		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Missouri	3	5,437,592.79	0.59%	53	4.2368	1.387190		Properties	Balance	Agg. Bal.			DSCR¹
Montana	2	623,450.30	0.07%	40	4.8500	0.842600	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP
Nebraska	4	1,731,444.50	0.19%	40	4.8500	0.842600	Industrial	20	108,047,626.85	11.76%	54	3.3000	3.063584
Nevada	1	434,324.61	0.05%	40	4.8500	0.842600	Lodging	46	27,993,499.07	3.05%	42	4.5151	1.733033
New Jersey	1	31,079,305.43	3.38%	57	3.4000	1.818900	Mixed Use	15	113,090,356.91	12.31%	57	3.7078	2.269591
New Mexico	5	11,598,810.67	1.26%	51	3.8210	2.954865	Mobile Home Park	9	19,366,815.40	2.11%	59	3.5669	3.268809
New York	24	254,478,225.02	27.71%	46	3.3301	2.117683	Multi-Family	33	228,062,429.44	24.83%	59	3.6506	2.230447
North Dakota	1	159,332.66	0.02%	40	4.8500	0.842600	Office	12	236,013,894.83	25.70%	49	3.2855	2.230362
Ohio	5	25,520,170.00	2.78%	60	3.7688	2.552934	Retail	16	135,342,661.38	14.74%	53	3.5699	2.370880
Oklahoma	2	5,821,462.06	0.63%	59	4.3113	2.589130	Self Storage	9	27,329,833.39	2.98%	55	3.5144	3.288863
Oregon	1	421,145.35	0.05%	40	4.8500	0.842600	Totals	167	918,399,442.96	100.00%	54	3.5373	2.476911

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP
	3.24999% or less	16	219,705,614.11	23.92%	45	3.0030	3.396754	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	35	441,786,107.79	48.10%	57	3.4978	2.335014	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	18	126,017,282.81	13.72%	58	3.8528	1.974858	25 months or greater	91	901,245,721.33	98.13%	54	3.5260	2.486198
	4.00000% to 4.24999%	14	71,599,239.74	7.80%	56	4.1246	2.020583	Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911
	4.25000% to 4.49999%	5	20,913,641.72	2.28%	60	4.3044	2.091663
	4.50000% to 4.74999%	1	4,049,428.34	0.44%	25	4.5000	2.554000
	4.75000% or greater	2	17,174,406.82	1.87%	42	4.8702	0.884324
	Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP
	80 months or less	91	901,245,721.33	98.13%	54	3.5260	2.486198	Interest Only	42	525,417,445.95	57.21%	51	3.3531	2.769087
81 months to 111 months		0	0.00	0.00%	0	0.0000	0.000000	341 months or less	49	375,828,275.38	40.92%	58	3.7677	2.090713
112 months to 115 months		0	0.00	0.00%	0	0.0000	0.000000	342 months to 354 months	0	0.00	0.00%	0	0.0000	0.000000
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	355 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911	Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	17,153,721.63	1.87%	57	4.1319	NAP			No outstanding loans in this group
Underwriter's Information		6	68,984,245.06	7.51%	45	3.2378	3.080657
	12 months or less	83	810,960,505.04	88.30%	55	3.5241	2.471906
	13 months to 24 months	1	15,000,971.23	1.63%	40	4.8500	0.842600
	25 months or greater	1	6,300,000.00	0.69%	61	3.7770	1.730300
	Totals	98	918,399,442.96	100.00%	54	3.5373	2.476911
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	325311001	OF	New York	NY	Actual/360	2.725%	117,312.13	0.00	0.00	N/A	08/06/28	--	50,000,000.00	50,000,000.00	08/06/26
1A	325311101				Actual/360	2.725%	46,924.85	0.00	0.00	N/A	08/06/28	--	20,000,000.00	20,000,000.00	08/06/26
2	325311002	RT	Brooklyn	NY	Actual/360	3.359%	101,230.50	0.00	0.00	N/A	01/01/30	--	35,000,000.00	35,000,000.00	08/01/26
2A	325311102				Actual/360	3.359%	37,443.56	0.00	0.00	N/A	01/01/30	--	12,945,945.95	12,945,945.95	08/01/26
3	303161427	IN	Irvine	CA	Actual/360	3.130%	99,725.28	0.00	0.00	N/A	09/01/31	--	37,000,000.00	37,000,000.00	08/01/26
5	303161419	MU	Appleton	WI	Actual/360	3.570%	101,447.50	48,029.72	0.00	N/A	07/01/31	--	33,000,000.00	32,951,970.28	08/01/26
6	325311006	OF	Parsippany	NJ	Actual/360	3.400%	29,447.95	17,117.58	0.00	N/A	05/06/31	--	10,058,123.95	10,041,006.37	08/06/26
6A	325311106				Actual/360	3.400%	28,045.67	16,302.45	0.00	N/A	05/06/31	--	9,579,165.77	9,562,863.32	08/06/26
6B	325311116				Actual/360	3.400%	33,654.80	19,562.95	0.00	N/A	05/06/31	--	11,494,998.74	11,475,435.79	08/06/26
7	303161424	MF	New York	NY	Actual/360	3.340%	89,159.44	0.00	0.00	N/A	09/01/31	--	31,000,000.00	31,000,000.00	08/01/26
8	307331247	OF	Scottsdale	AZ	Actual/360	3.200%	80,393.33	0.00	0.00	N/A	08/06/31	--	29,175,000.00	29,175,000.00	08/06/26
9	883101166	MF	Groton	CT	Actual/360	3.300%	82,209.42	0.00	0.00	N/A	09/06/31	--	28,930,000.00	28,930,000.00	08/06/26
10	325311010	OF	Northville	MI	Actual/360	3.710%	82,473.56	43,338.15	0.00	N/A	08/06/31	--	25,815,563.97	25,772,225.82	08/06/26
11	883101155	OF	Bronx	NY	Actual/360	3.900%	80,600.00	0.00	0.00	N/A	08/06/31	--	24,000,000.00	24,000,000.00	08/06/26
12	325311012	MU	Murrieta	CA	Actual/360	3.730%	67,069.83	39,324.50	0.00	N/A	09/06/31	--	20,881,380.58	20,842,056.08	08/06/26
13	883101174	IN	Houston	TX	Actual/360	3.046%	54,430.03	0.00	0.00	N/A	09/06/28	--	20,751,500.00	20,751,500.00	08/06/26
14	300572262	Various Various		NY	Actual/360	3.300%	56,265.00	0.00	0.00	N/A	09/06/31	--	19,800,000.00	19,800,000.00	08/06/26
15	323010003	LO	Various	Various	Actual/360	4.850%	62,896.04	58,939.22	0.00	N/A	12/06/29	--	15,059,910.45	15,000,971.23	01/06/26
16	325311016	MF	Atlanta	GA	Actual/360	3.649%	55,459.73	0.00	0.00	N/A	01/06/31	--	17,650,000.00	17,650,000.00	08/06/26
17	325311017	OF	Darien	IL	Actual/360	3.502%	46,870.84	27,239.96	0.00	N/A	07/06/31	--	15,542,732.39	15,515,492.43	08/06/26
18	883101151	RT	Mechanicsburg	PA	Actual/360	3.590%	48,867.51	24,980.11	0.00	N/A	07/06/31	--	15,807,622.81	15,782,642.70	08/06/26
19	883101147	OF	Pleasant Grove	UT	Actual/360	3.575%	49,209.38	0.00	0.00	N/A	07/06/31	--	15,985,000.00	15,985,000.00	08/06/26
20	883101152	MF	Fort Worth	TX	Actual/360	3.526%	45,787.07	0.00	0.00	N/A	06/06/31	--	15,080,000.00	15,080,000.00	08/06/26
21	325110007	IN	Various	CA	Actual/360	3.209%	27,637.36	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	08/06/26
21A	325110107	IN	Various	CA	Actual/360	3.209%	13,818.68	0.00	0.00	N/A	06/06/31	--	5,000,000.00	5,000,000.00	08/06/26
22	883101150	IN	Pompano Beach	FL	Actual/360	3.500%	40,588.11	22,278.15	0.00	N/A	07/01/31	--	13,467,021.51	13,444,743.36	08/01/26
23	325311023	IN	Chandler	AZ	Actual/360	3.350%	36,289.81	0.00	0.00	N/A	09/06/31	--	12,580,000.00	12,580,000.00	08/06/26
24	883101156	RT	Upper Marlboro	MD	Actual/360	3.700%	36,150.75	19,083.21	0.00	N/A	08/06/31	--	11,346,356.81	11,327,273.60	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	325311025	MU	New York	NY	Actual/360	3.875%	36,871.70	0.00	0.00	N/A	07/10/31	--	11,050,000.00	11,050,000.00	08/10/26
27	325311027	MF	Temple	GA	Actual/360	3.734%	33,761.58	0.00	0.00	N/A	06/06/31	--	10,500,000.00	10,500,000.00	08/06/26
28	300572247	MF	Brooklyn	NY	Actual/360	3.780%	32,550.00	0.00	0.00	N/A	08/06/31	--	10,000,000.00	10,000,000.00	08/06/26
29	325311029	IN	Mansfield	OH	Actual/360	4.200%	31,395.10	15,061.53	0.00	N/A	09/06/31	--	8,680,671.48	8,665,609.95	08/06/26
30	300572256	MF	Laredo	TX	Actual/360	3.920%	28,554.60	15,417.17	0.00	N/A	09/06/31	--	8,459,229.20	8,443,812.03	08/06/26
31	303161367	LO	Katy	TX	Actual/360	4.100%	29,626.48	16,277.37	0.00	N/A	04/01/30	--	8,391,449.39	8,375,172.02	08/01/26
32	883101159	Various Various		NY	Actual/360	3.770%	28,243.58	0.00	0.00	N/A	08/06/31	--	8,700,000.00	8,700,000.00	08/06/26
33	325311033	MU	Philadelphia	PA	Actual/360	4.105%	27,412.89	13,683.63	0.00	N/A	06/06/31	--	7,755,011.81	7,741,328.18	08/06/26
34	325311034	OF	San Diego	CA	Actual/360	3.000%	18,656.74	21,177.01	0.00	N/A	08/06/31	--	7,221,963.44	7,200,786.43	08/06/26
35	300572231	MU	Brooklyn	NY	Actual/360	4.130%	29,340.21	0.00	0.00	N/A	07/06/31	--	8,250,000.00	8,250,000.00	08/06/26
36	883101158	SS	Various	GA	Actual/360	3.250%	23,088.54	0.00	0.00	N/A	08/06/31	--	8,250,000.00	8,250,000.00	08/06/26
37	307331250	RT	Orlando	FL	Actual/360	3.640%	24,762.11	0.00	0.00	N/A	09/06/31	--	7,900,000.00	7,900,000.00	08/06/26
38	325311038	MU	Overland Park	KS	Actual/360	3.220%	20,379.92	0.00	0.00	N/A	03/06/30	--	7,350,000.00	7,350,000.00	08/06/26
39	300572263	RT	San Antonio	TX	Actual/360	4.060%	22,949.05	11,674.37	0.00	N/A	09/06/31	--	6,564,165.14	6,552,490.77	08/06/26
40	303161425	OF	New York	NY	Actual/360	2.950%	17,781.94	0.00	0.00	N/A	09/01/31	--	7,000,000.00	7,000,000.00	08/01/26
41	325311041	MF	Detroit	MI	Actual/360	4.246%	24,630.43	9,788.97	0.00	N/A	04/06/31	--	6,736,477.55	6,726,688.58	08/06/26
42	307331249	MF	Rochester	NY	Actual/360	3.970%	21,473.63	11,348.80	0.00	N/A	09/06/31	--	6,281,388.67	6,270,039.87	08/06/26
43	307331244	RT	Hatillo	PR	Actual/360	3.900%	23,071.75	0.00	0.00	N/A	08/06/31	--	6,870,000.00	6,870,000.00	08/06/26
44	883101162	IN	Warminster	PA	Actual/360	3.490%	19,880.64	10,863.12	0.00	N/A	09/06/31	--	6,615,240.72	6,604,377.60	08/06/26
45	303161426	MF	Chicago	IL	Actual/360	4.260%	24,944.67	0.00	0.00	N/A	09/01/31	--	6,800,000.00	6,800,000.00	08/01/26
46	325311046	RT	Buford	GA	Actual/360	3.150%	17,631.25	0.00	0.00	N/A	09/06/31	--	6,500,000.00	6,500,000.00	08/06/26
47	325311047	MF	Decatur	GA	Actual/360	3.946%	22,086.64	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	08/06/26
48	883101163	MF	Ridgewood	NY	Actual/360	3.777%	20,490.22	0.00	0.00	N/A	09/06/31	--	6,300,000.00	6,300,000.00	08/06/26
49	307331243	RT	Savannah	GA	Actual/360	3.650%	17,725.11	10,820.37	0.00	N/A	08/06/31	--	5,639,451.29	5,628,630.92	08/06/26
50	325311050	MU	New Britain	CT	Actual/360	3.690%	19,065.00	0.00	0.00	N/A	07/06/31	--	6,000,000.00	6,000,000.00	08/06/26
51	325311051	SS	Albuquerque	NM	Actual/360	3.203%	14,837.04	11,120.82	0.00	N/A	08/06/31	--	5,379,367.27	5,368,246.45	08/06/26
52	303161420	MF	Oklahoma City	OK	Actual/360	4.290%	20,687.33	0.00	0.00	N/A	08/01/31	--	5,600,000.00	5,600,000.00	08/01/26
53	303161418	SS	Davenport	FL	Actual/360	3.620%	17,144.72	7,922.63	0.00	N/A	07/01/31	--	5,500,000.00	5,492,077.37	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
54	307331248	RT	Bel Air	MD	Actual/360	3.650%	17,066.79	0.00	0.00	N/A	09/06/31	--	5,430,000.00	5,430,000.00	08/06/26
55	303161370	LO	Alamogordo	NM	Actual/360	4.180%	16,666.40	12,914.04	0.00	N/A	04/01/30	--	4,630,269.86	4,617,355.82	08/01/26
56	325311056	MU	Cincinnati	OH	Actual/360	3.750%	16,011.19	8,302.38	0.00	N/A	07/06/31	--	4,958,304.75	4,950,002.37	08/06/26
57	325311057	MH	Plant City	FL	Actual/360	3.900%	17,463.33	0.00	0.00	N/A	05/06/31	--	5,200,000.00	5,200,000.00	08/06/26
58	883101161	MH	Various	IL	Actual/360	3.250%	14,552.78	0.00	0.00	N/A	09/06/31	--	5,200,000.00	5,200,000.00	08/06/26
59	325311059	MF	Urbana	IL	Actual/360	3.608%	15,207.77	8,457.17	0.00	N/A	06/06/31	--	4,894,854.34	4,886,397.17	08/06/26
60	325311060	MF	Gladstone	MO	Actual/360	4.120%	16,231.03	7,260.40	0.00	N/A	04/06/31	--	4,574,985.41	4,567,725.01	08/06/26
61	303161421	MF	Panama City	FL	Actual/360	3.750%	14,628.12	0.00	0.00	N/A	08/01/31	--	4,530,000.00	4,530,000.00	08/01/26
62	325311062	MF	Lorain	OH	Actual/360	3.150%	12,206.25	0.00	0.00	N/A	09/06/31	--	4,500,000.00	4,500,000.00	08/06/26
63	303161422	MF	Panama City	FL	Actual/360	3.750%	13,774.80	6,694.91	0.00	N/A	08/01/31	--	4,265,745.04	4,259,050.13	08/01/26
64	325311064	RT	Allen Park	MI	Actual/360	3.530%	12,889.32	6,942.40	0.00	N/A	08/06/31	--	4,240,296.31	4,233,353.91	08/06/26
65	325311065	OF	Orlando	FL	Actual/360	3.900%	13,580.04	6,583.78	0.00	N/A	07/06/31	--	4,043,685.78	4,037,102.00	07/06/26
66	883101157	OF	Miami	FL	Actual/360	3.930%	14,425.01	0.00	0.00	N/A	08/06/31	05/06/31	4,262,500.00	4,262,500.00	08/06/26
67	325311067	MU	Philadelphia	PA	Actual/360	3.500%	12,809.03	0.00	0.00	N/A	08/06/31	--	4,250,000.00	4,250,000.00	08/06/26
68	300572255	SS	Various	AZ	Actual/360	4.500%	15,714.09	5,820.04	0.00	N/A	09/06/28	--	4,055,248.38	4,049,428.34	08/06/26
69	325311069	MF	Chicago	IL	Actual/360	4.001%	14,556.42	0.00	0.00	N/A	05/06/31	--	4,225,000.00	4,225,000.00	08/06/26
70	325311070	MH	Springfield	MI	Actual/360	3.042%	11,001.90	0.00	0.00	N/A	07/06/31	--	4,200,000.00	4,200,000.00	08/06/26
71	325311071	MF	Evanston	IL	Actual/360	3.803%	13,623.19	0.00	0.00	N/A	03/06/31	--	4,160,000.00	4,160,000.00	08/06/26
72	325311072	MU	East Northport	NY	Actual/360	3.899%	13,530.61	0.00	0.00	N/A	06/06/28	--	4,030,000.00	4,030,000.00	08/06/26
73	325311073	MF	Elyria	OH	Actual/360	3.750%	12,300.60	6,316.65	0.00	N/A	09/06/31	--	3,809,216.70	3,802,900.05	08/06/26
74	307331246	MF	Columbus	OH	Actual/360	3.550%	11,031.59	7,042.03	0.00	N/A	08/06/31	--	3,608,699.66	3,601,657.63	08/06/26
75	325311075	RT	Tucson	AZ	Actual/360	3.520%	11,319.44	6,461.95	0.00	N/A	09/06/31	--	3,734,419.44	3,727,957.49	08/06/26
76	300572254	RT	Decatur	GA	Actual/360	3.200%	9,809.78	0.00	0.00	N/A	09/06/31	--	3,560,000.00	3,560,000.00	08/06/26
77	325311077	OF	Marietta	GA	Actual/360	4.457%	13,189.73	4,202.88	0.00	N/A	04/06/31	--	3,436,640.86	3,432,437.98	08/06/26
78	300572237	IN	Various	Various	Actual/360	4.350%	1,657.10	1,087.01	0.00	N/A	08/06/31	05/06/31	442,384.69	441,297.68	08/06/26
78A	325312237				Actual/360	4.350%	9,409.73	6,182.48	0.00	N/A	08/06/31	05/06/31	2,512,052.11	2,505,869.63	08/06/26
79	300572235	MF	Kingsland	GA	Actual/360	3.750%	9,436.15	7,787.25	0.00	N/A	08/06/31	--	2,922,163.61	2,914,376.36	08/06/26
80	325311080	SS	Portage	MI	Actual/360	3.620%	9,756.91	0.00	0.00	N/A	08/06/31	--	3,130,000.00	3,130,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
81	325311081	OF	Pittsburgh	PA	Actual/360	4.145%	10,068.76	4,384.16	0.00	N/A	07/06/31	--	2,820,928.90	2,816,544.74	08/06/26
82	300572258	MF	Sycamore	IL	Actual/360	4.300%	9,997.04	4,601.67	0.00	N/A	09/06/31	--	2,699,875.01	2,695,273.34	08/06/26
83	325311083	MH	Fort Valley	GA	Actual/360	4.020%	9,632.38	4,121.69	0.00	N/A	09/06/31	--	2,782,583.56	2,778,461.87	08/06/26
84	300572089	LO	Hampton	VA	Actual/360	4.700%	9,828.68	4,174.54	0.00	N/A	03/06/30	12/06/29	2,428,500.20	2,424,325.66	08/06/26
85	325311085	MF	Florence	SC	Actual/360	4.300%	8,897.64	4,117.48	0.00	N/A	08/06/31	--	2,402,963.43	2,398,845.95	08/06/26
86	307331245	RT	Jacksonville	FL	Actual/360	4.250%	8,746.96	4,132.03	0.00	N/A	08/06/31	--	2,390,062.43	2,385,930.40	08/06/26
87	325311087	RT	Martinez	CA	Actual/360	5.010%	9,391.11	3,372.92	0.00	N/A	03/06/31	--	2,176,808.51	2,173,435.59	08/06/26
88	325311088	MF	Tampa	FL	Actual/360	4.104%	7,858.31	3,502.31	0.00	N/A	06/06/31	--	2,223,629.73	2,220,127.42	08/06/26
89	325311089	SS	Gig Harbor	WA	Actual/360	3.140%	5,690.27	4,395.74	0.00	N/A	08/06/31	--	2,104,476.97	2,100,081.23	08/06/26
90	325311090	MF	Avon Park	FL	Actual/360	3.700%	7,407.71	0.00	0.00	N/A	07/06/31	--	2,325,000.00	2,325,000.00	08/06/26
91	325311091	SS	Magnolia	TX	Actual/360	4.152%	7,130.82	3,566.01	0.00	N/A	05/06/31	--	1,994,448.72	1,990,882.71	08/06/26
92	325311092	MF	Atlanta	GA	Actual/360	4.163%	7,447.08	3,020.41	0.00	N/A	07/06/31	--	2,077,402.26	2,074,381.85	08/06/26
93	300572234	MH	Cheswick	PA	Actual/360	4.000%	6,859.68	3,166.04	0.00	N/A	08/06/31	--	1,991,519.57	1,988,353.53	08/06/26
94	325311094	SS	Houston	TX	Actual/360	3.547%	6,322.53	0.00	0.00	N/A	09/06/31	--	2,070,000.00	2,070,000.00	08/06/26
Totals							2,799,579.07	639,962.16	0.00				919,039,405.12	918,399,442.96
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	49,613,309.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	44,478,731.00	8,613,062.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,307,437.20	2,322,509.24	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,537,476.06	1,802,448.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	8,737,646.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,332,529.36	535,416.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,426,315.92	1,944,847.17	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,178,583.14	1,178,652.95	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,094,261.33	774,464.39	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,802,862.53	711,173.93	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,997,853.05	1,249,675.42	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,193,312.50	1,118,589.64	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,993,186.00	1,060,185.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	5,907,177.00	01/01/25	06/30/25	06/11/26	146,952.16	613.41	121,062.99	852,029.67	0.00	0.00
16	1,655,310.38	1,715,590.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,380,701.61	1,433,081.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,633,478.58	386,195.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,369,756.45	397,887.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,068,505.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,610,678.53	911,667.11	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	2,340,493.04	1,182,491.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,275,272.27	198,939.17	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,757,028.58	433,993.86	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	830,470.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,063,847.50	1,062,927.68	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,186,451.00	598,044.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,261,706.56	282,297.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,186,084.09	1,436,214.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	794,566.48	202,000.12	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	790,488.25	764,622.84	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,188,918.00	609,320.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	461,627.25	574,119.77	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,021,350.33	500,569.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,475,440.53	391,479.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	574,767.26	654,657.46	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	647,989.96	212,419.47	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,336,474.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	619,883.23	613,042.89	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	616,002.65	308,958.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	625,413.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	743,206.82	215,636.65	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
45	320,672.28	96,070.36	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,101,440.62	628,057.58	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
47	642,651.29	668,085.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
48	451,922.25	209,404.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	493,214.56	79,201.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
50	610,756.84	620,369.81	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
51	930,773.00	933,942.37	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
52	560,158.00	334,860.93	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	692,932.07	169,035.96	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
54	460,138.03	230,069.50	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1,444,878.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	432,696.00	490,476.47	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	557,528.59	579,463.59	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
58	712,040.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	728,659.78	733,988.26	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
60	435,199.39	434,294.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
61	347,325.27	94,221.58	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
62	844,786.12	859,451.24	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
63	368,735.78	82,032.92	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
64	596,334.03	611,826.07	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
65	259,715.84	192,919.98	04/01/25	03/31/26	--	0.00	0.00	19,867.85	19,867.85	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	336,743.72	331,770.23	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
68	673,328.38	168,136.44	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
69	372,583.70	284,171.14	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
70	491,427.09	500,741.39	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
71	421,600.88	426,563.85	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
72	347,984.00	341,769.50	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
73	471,899.00	494,788.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
74	405,307.39	211,652.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
75	454,344.71	458,542.74	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
76	435,382.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
77	583,596.00	673,410.58	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
78	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
78A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
79	386,967.91	193,690.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
81	467,069.26	423,382.03	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
82	276,275.06	198,208.58	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
83	404,400.56	438,525.57	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
84	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	308,805.36	60,518.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
87	235,850.04	179,569.86	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
88	249,212.00	293,363.16	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
89	569,669.00	579,207.02	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
90	197,910.01	215,217.75	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
91	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
92	177,764.84	188,460.37	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
93	259,467.85	131,853.46	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
94	214,486.67	204,829.33	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	185,944,051.22	57,350,503.81				146,952.16	613.41	140,930.84	871,897.52	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	15,000,971.23	0	0.00	1	15,000,971.23	0	0.00	0	0.00	0	0.00	3.537314%	3.503315%	54
07/17/26	0	0.00	0	0.00	1	15,059,910.45	0	0.00	1	15,059,910.45	0	0.00	0	0.00	0	0.00	3.537524%	3.503511%	55
06/17/26	0	0.00	0	0.00	1	15,120,633.15	0	0.00	1	15,120,633.15	0	0.00	0	0.00	0	0.00	3.537743%	3.503713%	56
05/15/26	0	0.00	0	0.00	1	15,179,074.69	0	0.00	1	15,179,074.69	0	0.00	0	0.00	0	0.00	3.538206%	3.504916%	55
04/17/26	0	0.00	1	6,000,000.00	1	15,239,317.71	0	0.00	1	15,239,317.71	0	0.00	0	0.00	0	0.00	3.538415%	3.505109%	56
03/17/26	1	6,000,000.00	0	0.00	1	15,297,265.64	0	0.00	1	15,297,265.64	0	0.00	0	0.00	0	0.00	3.538607%	3.505287%	57
02/18/26	0	0.00	1	15,361,278.57	0	0.00	0	0.00	1	15,361,278.57	0	0.00	0	0.00	0	0.00	3.538832%	3.505495%	58
01/16/26	1	15,418,719.26	0	0.00	0	0.00	0	0.00	1	15,418,719.26	0	0.00	0	0.00	0	0.00	3.539022%	3.505670%	59
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	15,475,921.06	0	0.00	0	0.00	0	0.00	3.539211%	3.506171%	60
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539410%	3.506029%	61
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539597%	3.506202%	62
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.539793%	3.506383%	63
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	323010003	01/06/26	6	6	121,062.99	852,029.67	0.00	15,418,635.04	04/30/24	7	06/26/24		11/12/25
65	325311065	07/06/26	0	B	19,867.85	19,867.85	0.00	4,043,685.78
Totals					140,930.84	871,897.52	0.00	19,462,320.82
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		74,030,000	74,030,000	0		0
25 - 36 Months		24,800,928	24,800,928	0		0
37 - 48 Months		85,713,771	70,712,799	0		15,000,971
49 - 60 Months		478,901,765	478,901,765	0		0
> 60 Months		254,952,979	254,952,979	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	918,399,443	903,398,472	0	0	0	15,000,971
Jul-26	919,039,405	903,979,495	0	0	0	15,059,910
Jun-26	919,654,440	904,533,807	0	0	0	15,120,633
May-26	953,234,473	938,055,399	0	0	0	15,179,075
Apr-26	953,845,672	932,606,355	0	6,000,000	0	15,239,318
Mar-26	954,417,620	933,120,354	6,000,000	0	0	15,297,266
Feb-26	955,086,185	939,724,907	0	0	0	15,361,279
Jan-26	955,653,748	940,235,029	15,418,719	0	0	0
Dec-25	956,219,707	956,219,707	0	0	0	0
Nov-25	956,816,773	956,816,773	0	0	0	0
Oct-25	957,378,881	957,378,881	0	0	0	0
Sep-25	957,971,127	957,971,127	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	323010003	15,000,971.23	15,418,635.04	136,110,000.00	12/13/25	4,466,085.00	0.84260	06/30/25	12/06/29	189
Totals		15,000,971.23	15,418,635.04	136,110,000.00		4,466,085.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	323010003	LO	Various	04/30/24	7

The Borrower filed for Chapter 11 bankruptcy on June 26, 2024. The Borrower and Lender subsequently agreed to a court-approved plan to sell all collateral, and the Lender was the successful bidder at the 363 Sale held on September 25,

2025. Title to all Properties in the Portfolio transferred on November 12, 2025 and is now REO. Updates on the litigation wind-down will be provided as they become available. The Special Servicer is exploring sale strategies while negotiating railroad contract extensions, an d has completed certain deferred maintenance items and addressed brand standard deficiencies. Trailing-twelve-month average KPIs as of June 2026 show a 109.4% occupancy index, 100.5% ADR index, and

99.4% RevPAR index.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	3,500.00	0.00	0.00	613.41	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	613.41	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,113.41

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Supplemental Notes
None

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